Registration No. 333-122944

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933

[   ]   Pre-Effective Amendment No. __

[X]   Post-Effective Amendment No. 1

LAZARD RETIREMENT SERIES, INC.
(Exact Name of Registrant as Specified in Charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code (212) 632-6000

Nathan A. Paul, Esq.
30 Rockefeller Plaza
New York, New York 10112
(Name and Address of Agent for Service)

Copies to:

Stuart H. Coleman, Esq.
Janna Manes, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

        This Post-Effective Amendment consists of the following:

        (1) Facing Sheet of the Registration Statement

        (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (File No. 333-122944), filed on March 31, 2005.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

LAZARD RETIREMENT SERIES, INC.
PART C
OTHER INFORMATION

All references to the "Registration Statement" are to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, filed December 3, 2004 (File No. 333-22309) (the "Registration Statement") unless otherwise noted.

Item 15	Indemnification. The response to this item is incorporated by reference to Item 24 of Part C of Post-Effective Amendment No. 14 to the Registration Statement.

Item 16	Exhibits.

(1)(a)	Registrant's Articles of Incorporation are incorporated by reference to Exhibit (1)(a) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed with the Securities and Exchange Commission (the "SEC") on May 19, 1997.

(1)(b)	Registrant's Articles of Amendment are incorporated by reference to Exhibit (1)(b) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed with the SEC on May 19, 1997.

(1)(c)	Registrant's Articles Supplementary are incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 9 to the Registrant's Registration Statement filed with the SEC on April 30, 2001.

(1)(d)	Registrant's Articles Supplementary are incorporated by reference to Exhibit (a)(4) to the Registration Statement.

(2)	Registrant's By-Laws, as amended are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on October 15, 2004.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization (filed as part of the Prospectus/Proxy Statement)

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Investment Management Agreements are incorporated by reference to Exhibit (d) to the Registration Statement.

(7)(a)	Distribution Agreement, as revised is incorporated by reference to Exhibit (e) to the Registration Statement.

(8)	Not Applicable.

(9)	Custodian Contract is incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 11 to the Registrant's Registration Statement filed with the SEC on April 30, 2003.

(10)(a)	Distribution and Servicing Plan, as revised is incorporated by reference to Exhibit (m)(1) to the Registration Statement.

(10)(b)	Form of Distribution and Servicing Plan Agreement is incorporated by reference to Exhibit (m)(2) to the Registration Statement.

(11)	Consent of counsel.[2]

(12)	Opinion and consent of counsel regarding tax matters.*

(13)(a)	Administration Agreement is incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed with the SEC on May 19, 1997.

(13)(b)	Form of Fund Participation Agreement, as revised is incorporated by reference to Exhibit (h)(2) to the Registration Statement.

(13)(c)	Transfer Agency and Service Agreement is incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 11 to the Registrant's Registration Statement filed with the SEC on April 30, 2003.

(14)(a)	Consent of Independent Registered Public Accounting Firm of Registrant.[2]

(14)(b)	Consent of Independent Registered Public Accounting Firm.[2]

(15)	Not Applicable.

(16)	Power of Attorney.[1]

(17)(a)	Forms of Proxy.[2]

(17)(b)	Registrant's Prospectus and Statement of Additional Information dated May 1, 2004 are incorporated by reference to the Registration Statement.

_________________________________________________

*	Filed herewith.

[1]	Filed as part of signature page to Registrant's Registration Statement on Form N-14 (File No. 333-122944), filed with the SEC on February 22, 2005.

[2]	Incorporated by reference from Registrant's Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (File. No. 333-122944), filed with the SEC on March 31, 2005.

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

           As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 21st day of June, 2005.

LAZARD RETIREMENT SERIES, INC. By: /s/ Charles Carroll Charles Carroll, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Charles Carroll Charles Carroll	President and Director	June 21, 2005

/s/ Stephen St. Clair Stephen St. Clair	Treasurer and Chief Financial Officer	June 21, 2005

/s/ Norman Eig* Norman Eig	Director	June 21, 2005

/s/ John J. Burke* John J. Burke	Director	June 21, 2005

/s/ Lester Z. Lieberman* Lester Z. Lieberman	Director	June 21, 2005

/s/ Richard Reiss, Jr.* Richard Reiss, Jr.	Director	June 21, 2005

/s/ Kenneth S. Davidson* Kenneth S. Davidson	Director	June 21, 2005

/s/ William Katz* William Katz	Director	June 21, 2005

/s/ Robert M. Solmson* Robert M. Solmson	Director	June 21, 2005

*By:  /s/ Nathan A. Paul
Attorney-in-fact, Nathan A. Paul